Financial liabilities - Summary of Changes in Financial Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Changes In Financial Liabilities
Current financial liabilities	€ 9,972	€ 4,560
Non-current financial liabilities	44,029	48,608
Total financial liabilities	54,001	53,169
Lease liabilities
Disclosure Of Changes In Financial Liabilities
Current financial liabilities	1,146	962
Non-current financial liabilities	4,107	4,568
Conditional advances
Disclosure Of Changes In Financial Liabilities
Current financial liabilities	400	500
Non-current financial liabilities	2,152	2,258
PGE | Long-term borrowings
Disclosure Of Changes In Financial Liabilities
Current financial liabilities	2,622	2,632
Non-current financial liabilities	5,251	6,495
EIB loan | Long-term borrowings
Disclosure Of Changes In Financial Liabilities
Current financial liabilities	5,804	467
Non-current financial liabilities	€ 32,518	€ 35,287